Share-based payments - Summaryof RSUs Granted (Details) - Long-term Incentive Plan - Restricted Stock Units (RSU)	6 Months Ended
Jun. 30, 2023 shares
Employees
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning of year (in shares)	0
Granted during the period (in shares)	196,541
Forfeited during the period (in shares)	0
Vested during the period (in shares)	0
End of year (in shares)	196,541
Vested (in shares)	0
Eligible directors
Disclosure of range of exercise prices of outstanding share options [line items]
Beginning of year (in shares)	0
Granted during the period (in shares)	666,968
Forfeited during the period (in shares)	0
Vested during the period (in shares)	(666,968)
End of year (in shares)	0
Vested (in shares)	666,968